Common and Preferred Stock Reserved for Future Issuances: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Common And Preferred Stock Reserved For Future Issuances [Abstract]
Schedule of Guarantor Obligations [Table Text Block]

Common Stock Reserved
Common stock warrants outstanding	4,212,528
Common stock for potential anti-dilution of warrants	2,084,773
Common stock options outstanding	302,580
Conversion of Series B Stock	802,899
Common stock for potential anti-dilution of Series B Stock	401,450
Total	7,804,230

Common stock reserved for future issuances consisted of the following at December 31, 2015:

Common Stock Reserved
Common stock warrants outstanding	4,213,383
Common stock for potential anti-dilution of warrants	2,102,780
Common stock options outstanding	268,218
Conversion of Series B Stock	819,842
Common stock for potential anti-dilution of Series B Stock	409,921
Total	7,814,144